EMPLOYEE SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE SAVINGS PLAN

NOTE 10 — EMPLOYEE SAVINGS PLAN

The Company makes retirement savings plans available to all of its employees and those of its subsidiary, which are intended to qualify as deferred compensation plans under Section 401(k) of the Internal Revenue Code (the “401(k) Plans”). The Company made contributions to these 401(k) Plans during the years ended December 31, 2025 and 2024 of $0.1 million in each period.